Financial Instruments - Additional Information (Details)	12 Months Ended
	Mar. 31, 2020 JPY (¥)	Mar. 31, 2019 JPY (¥)	Mar. 31, 2018 JPY (¥)	Jun. 06, 2019 JPY (¥)
Disclosure of detailed information about financial instruments [line items]
Other financial assets, for which it is difficult to reliably measure fair value	¥ 25,660,000,000
Cumulative gain on equity investments reclassified from other comprehensive income to retained earnings upon disposal	19,903,000,000	¥ 44,230,000,000
Fair value of equity investments on dates of disposal	¥ 35,435,000,000	65,035,000,000
Contingent liability, term of payments	20 years
Impact to profit or loss of 5% depreciation of JPY against the US dollar and Euro	¥ 9,635,000,000	19,530,000,000	¥ 12,533,000,000
Impact to accumulated other comprehensive income of 10% increase in market price of equity securities held	7,922,000,000	11,991,000,000
Hybrid subordinated bonds
Disclosure of detailed information about financial instruments [line items]
Bonds, principal amount	¥ 500,000,000,000			¥ 500
Spread on variable interest rate	1.72%			172.00%
Shire
Disclosure of detailed information about financial instruments [line items]
Contingent liability - fair value of potential payments	¥ 64,310,000,000	48,599,000,000
Minimum
Disclosure of detailed information about financial instruments [line items]
Measurement input, EBITDA rate	5.0
Maximum
Disclosure of detailed information about financial instruments [line items]
Measurement input, EBITDA rate	11.9
Foreign currency denominated loans
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	¥ 1,292,239,000,000	1,404,031,000,000
Foreign currency denominated bonds
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	¥ 2,636,053,000,000	¥ 3,203,040,000,000